Operations and Reorganization - Liquidity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2020 shares	Oct. 31, 2018 shares	Apr. 30, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($)
Issuance of preferred shares
Net losses				¥ 3,054,017	$ 468,049	¥ 1,303,570		¥ 565,021
Net cash (used in)/provided by operating activities				753,100	115,418	194,551		737,286
Accumulated deficit				7,175,300		4,145,606		2,842,690		$ 1,099,668
Net proceeds from the offering, after deducting offerings expenses				2,817,458	431,794	1,647,711		4,952,606
Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Net proceeds from the offering, after deducting commissions and offerings expenses				¥ 5,594,800	$ 786,100
Class Z Ordinary Shares
Issuance of preferred shares
Ordinary shares, issued (in shares)	17,310,696	25,063,451	42,000,000
Proceeds from issuance initial public offering								2,170,800	$ 317,200
Class Z Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Ordinary shares, issued (in shares)				17,310,696	17,310,696
Net proceeds from the offering, after deducting offerings expenses				¥ 2,817,500	$ 399,400
Notes And Primary Offering [Member] | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Proceeds From Issuance Initial Public Offering And Notes Net Of Offering Costs						¥ 5,003,800	$ 733,900
IPO [Member]
Issuance of preferred shares
Proceeds from issuance initial public offering								¥ 2,781,800	$ 443,300
IPO [Member] | Class Z Ordinary Shares
Issuance of preferred shares
Ordinary shares, issued (in shares)			42,000,000					25,063,451	25,063,451